Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies
Schedule of outstanding commitments for the construction of container vessels

Vessel	TEU	Contract Price	As of June 30, 2012	As of December 31, 2011
CMA CGM Melisande	8,530	117,500	—	23,500
Hyundai Together	13,100	168,542	—	85,084
Hyundai Tenacity	13,100	168,542	—	85,084
Hyundai Smart	13,100	168,542	—	85,084
Hyundai Speed	13,100	168,542	—	101,850
Hyundai Ambition	13,100	168,542	—	101,850
	74,030	$960,210	$—	$482,452